UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09651 and 811-09735

Name of Fund: BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 08/31/2017

Date of reporting period: 11/30/2016

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2016 (Unaudited)	BlackRock Focus Growth Fund, Inc.
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Focus Growth LLC	$100,361,299
Total Investments (Cost — $ 80,925,865) — 100.1%	100,361,299
Liabilities in Excess of Other Assets — (0.1)%	(88,680)

Net Assets — 100.0%	$100,272,619

Notes to Schedule of Investments

BlackRock Focus Growth Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Focus Growth LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of period end, the value of the investment and the percentage owned by the Fund of the Master LLC was $100,361,299 and 100%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the Master LLC was classified as Level 2.

During the period ended November 30, 2016, there were no transfers between levels.

BLACKROCK FOCUS GROWTH FUND, INC.	NOVEMBER 30, 2016	1

Schedule of Investments November 30, 2016 (Unaudited)	Master Focus Growth LLC
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Airlines — 2.0%
Delta Air Lines, Inc.	41,143	$1,982,270
Banks — 5.5%
Bank of America Corp.	98,369	2,077,553
Citigroup, Inc.	60,325	3,401,727

		5,479,280
Beverages — 4.0%
Anheuser-Busch InBev SA — ADR	11,438	1,181,202
Constellation Brands, Inc., Class A	18,833	2,846,420

		4,027,622
Biotechnology — 5.3%
Alexion Pharmaceuticals, Inc. (a)	27,741	3,400,769
Biogen, Inc. (a)	5,160	1,517,401
Regeneron Pharmaceuticals, Inc. (a)	1,133	429,679

		5,347,849
Building Products — 0.5%
A.O. Smith Corp.	10,723	521,459
Chemicals — 2.2%
Scotts Miracle-Gro Co., Class A	24,816	2,264,956
Diversified Financial Services — 2.4%
Berkshire Hathaway, Inc., Class B (a)	15,213	2,395,135
Diversified Telecommunication Services — 2.2%
SBA Communications Corp., Class A (a)	10,462	1,035,320
Zayo Group Holdings, Inc. (a)	34,800	1,200,600

		2,235,920
Equity Real Estate Investment Trusts (REITs) — 0.8%
Equinix, Inc.	2,501	847,239
Health Care Equipment & Supplies — 2.8%
Becton Dickinson & Co.	10,248	1,732,937
Boston Scientific Corp. (a)	51,746	1,058,723

		2,791,660
Health Care Providers & Services — 5.1%
UnitedHealth Group, Inc.	32,084	5,079,539
Hotels, Restaurants & Leisure — 2.7%
Chipotle Mexican Grill, Inc. (a)(b)	2,065	818,421
Domino’s Pizza, Inc.	11,020	1,851,801

		2,670,222
Industrial Conglomerates — 1.7%
Roper Technologies, Inc.	9,590	1,736,845
Internet & Direct Marketing Retail — 14.8%
Amazon.com, Inc. (a)	10,649	7,992,820
Netflix Inc. (a)	33,748	3,948,516
Priceline Group, Inc. (a)	1,968	2,959,242

		14,900,578

Common Stocks	Shares	Value
Internet Software & Services — 13.3%
Alphabet, Inc., Class A (a)	9,183	$7,124,906
Facebook, Inc., Class A (a)	25,977	3,076,196
Tencent Holdings Ltd.	124,800	3,107,631

		13,308,733
IT Services — 7.4%
FleetCor Technologies, Inc. (a)	15,207	2,271,013
Global Payments, Inc.	31,201	2,138,829
Visa, Inc., Class A	38,937	3,010,609

		7,420,451
Media — 1.8%
Madison Square Garden Co., Class A (a)	10,168	1,765,572
Oil, Gas & Consumable Fuels — 3.1%
Pioneer Natural Resources Co.	16,397	3,132,483
Pharmaceuticals — 2.0%
Zoetis, Inc.	39,606	1,995,350
Semiconductors & Semiconductor Equipment — 2.0%
ASML Holding NV	19,051	1,964,730
Software — 6.5%
Activision Blizzard, Inc.	68,177	2,495,960
Microsoft Corp.	66,852	4,028,501

		6,524,461
Specialty Retail — 4.7%
Home Depot, Inc.	18,795	2,432,073
Ulta Salon Cosmetics & Fragrance, Inc. (a)	8,830	2,291,385

		4,723,458
Textiles, Apparel & Luxury Goods — 1.9%
NIKE, Inc., Class B	37,943	1,899,806
Total Common Stocks — 94.7%		95,015,618

Preferred Stocks
Internet Software & Services — 3.1%
Uber Technologies, Inc., Series D (Acquired 6/10/14, cost $999,102) (a)(c)	64,404	3,140,983
Software — 0.8%
Palantir Technologies, Inc., Series I (Acquired 2/07/14, cost $598,061) (a)(c)	97,563	807,822
Total Preferred Stocks — 3.9%		3,948,805
Total Long-Term Investments (Cost — $79,529,071) — 98.6%		98,964,423

Portfolio Abbreviations
ADR	American Depositary Receipts

MASTER FOCUS GROWTH LLC	NOVEMBER 30, 2016	1

Schedule of Investments (continued)	Master Focus Growth LLC

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.25% (d)(e)	351,578	$351,578
SL Liquidity Series, LLC, Money Market Series, 0.65% (d)(e)(f)	842,111	842,279
Total Short-Term Securities (Cost — $1,193,775) — 1.2%		1,193,857

Value
Total Investments (Cost — $ 80,722,846*) — 99.8%	$100,158,280
Other Assets Less Liabilities — 0.2%	203,019

Net Assets — 100.0%	$100,361,299

Notes to Schedule of Investments

*	As of November 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$80,923,880

Gross unrealized appreciation	$19,983,810
Gross unrealized depreciation	(749,410)

Net unrealized appreciation	$19,234,400

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Restricted security as to resale, excluding 144A securities. As of period end, the Master LLC held restricted securities with a current value of $3,948,805 and an original cost of $1,597,163 which was 3.9% of its net assets.

(d)	Current yield as of period end.

(e)	During the period ended November 30, 2016, investments in issuers considered to be affiliates of the Master LLC for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2016	Net Activity	Shares Held at November 30, 2016	Value at November 30, 2016	Income
BlackRock Liquidity Funds, T-Fund, Institutional Class Series	—	351,578	351,578	$351,578	$548
SL Liquidity Series, LLC, Money Market Series	—	842,111	842,111	842,279	221	[1]
Total				$1,193,857	$769

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(f)	Security was purchased with the cash collateral from loaned securities.

•

For Master LLC compliance purposes, the Master LLC’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master LLC has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

2	MASTER FOCUS GROWTH LLC	NOVEMBER 30, 2016

Schedule of Investments (continued)	Master Focus Growth LLC

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its annual report.

As of November 30, 2016, certain of the Fund’s investments were valued using net asset value (“NAV”) per share or its equivalent as a practical expedient for fair value and have been excluded from the fair value hierarchy.

The following table summarizes the Master LLC’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Airlines	$1,982,270	—	—	$1,982,270
Banks	5,479,280	—	—	5,479,280
Beverages	4,027,622	—	—	4,027,622
Biotechnology	5,347,849	—	—	5,347,849
Building Products	521,459	—	—	521,459
Chemicals	2,264,956	—	—	2,264,956
Diversified Financial Services	2,395,135	—	—	2,395,135
Diversified Telecommunication Services	2,235,920	—	—	2,235,920
Equity Real Estate Investment Trusts (REITs)	847,239	—	—	847,239
Health Care Equipment & Supplies	2,791,660	—	—	2,791,660
Health Care Providers & Services	5,079,539	—	—	5,079,539
Hotels, Restaurants & Leisure	2,670,222	—	—	2,670,222
Industrial Conglomerates.	1,736,845	—	—	1,736,845
Internet & Direct Marketing Retail	14,900,578	—	—	14,900,578
Internet Software & Services	10,201,102	$3,107,631	—	13,308,733
IT Services	7,420,451	—	—	7,420,451
Media	1,765,572	—	—	1,765,572
Oil, Gas & Consumable Fuels	3,132,483	—	—	3,132,483
Pharmaceuticals.	1,995,350	—	—	1,995,350
Semiconductors & Semiconductor Equipment	1,964,730	—	—	1,964,730
Software	6,524,461	—	—	6,524,461
Specialty Retail	4,723,458	—	—	4,723,458
Textiles, Apparel & Luxury Goods	1,899,806	—	—	1,899,806
Preferred Stocks:
Internet Software & Services	—	—	$3,140,983	3,140,983
Software	—	—	807,822	807,822
Short-Term Securities	351,578	—	—	351,578

Subtotal	$92,259,565	$3,107,631	3,948,805	$99,316,001

Investments Valued at NAV[1]				842,279

Total Investments				$100,158,280

[1]    As of November 30, 2016, certain of the Master LLC’s investments were fair valued using NAV per share or its equivalent as no quoted market value is available and have been excluded from the fair value hierarchy.

The Master LLC may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Collateral on securities loaned at value	—	$(842,197)	—	$(842,197)
Bank overdraft	—	(61,702)	—	(61,702)

Total	—	$(903,899)	—	$(903,899)

During the period ended November 30, 2016, there were no transfers between Level 1 and Level 2.

MASTER FOCUS GROWTH LLC	NOVEMBER 30, 2016	3

Schedule of Investments (concluded)	Master Focus Growth LLC

A reconciliation of Level 3 investments is presented when the Master LLC had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Preferred Securities
Assets:
Opening balance, as of August 31, 2016	$4,036,611
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)[1]	(87,806)
Purchases	—
Sales	—

Closing Balance, as of November 30, 2016	$3,948,805

Net change in unrealized appreciation (depreciation) on investments still held at November 30, 2016[1]	$(87,806)

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at November 30, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation methodologies used and unobservable inputs utilized by the Global Valuation Committee to determine the value of certain of the Master LLC’s Level 3 investments as of period end.

	Value	Valuation Methodologies	Unobservable Inputs	Range of Unobservable Inputs Utilized	Weighted Average of Unobservable Inputs
Assets:
Preferred Stocks	$3,948,805	Market Approach	Revenue Multiple[1]	11.25x - 13.85x	13.32x
			Revenue Growth Rate[1]	72.00% - 122.00%	111.77%

[1]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

4	MASTER FOCUS GROWTH LLC	NOVEMBER 30, 2016

Item 2 – Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Date:	January 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Date:	January 23, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Date:	January 23, 2017